Deferred tax assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Deferred tax assets and liabilities [Abstract]
Disclosure Of Detailed Information Of Recognized Deferred Tax Assets Liabilities [text block]

The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below

Recognized deferred tax assets / (liabilities)	Assets / (liabilities)
	March 31, 2026	March 31, 2025
Deductible temporary difference
Property, plant and equipment	1,046	1,092
Lease obligations on right of use assets	200	185
Provision for employee benefits	115	53
Accounts receivable	86	146
Payment to the MSME vendors	-	11
Intangible assets	8	-
Provision for doubtful advances	4	23
	1,459	1,510
Taxable temporary difference
Intangible assets	-	(86)
Finance lease obligations	-	(28)
	-	(114)

Net deferred tax asset (liability) recognized in balance sheet	1,459	1,396

Disclosure of temporary difference, unused tax losses and unused tax credits

Movement in temporary differences during the year

	Balance as of March 31, 2024	Recognized in income statement	Recognized in Other Comprehensive Income	Balance as of March 31, 2025	Recognized in income statement	Recognized in Other Comprehensive Income	Balance as of March 31, 2026
Property, plant and equipment	971	121	-	1,092	(46)	-	1,046
Intangible assets	(143)	57	-	(86)	94	-	8
Lease obligations on right of use assets	182	3	-	185	15	-	200
Finance lease obligations	(28)	-	-	(28)	28	-	-

Payment to MSME vendors	11	-	-	11	(11)	-	-
Provision for employee benefits	49	4	-	53	61	1	115
Accounts receivable	131	15	-	146	(60)	-	86
Provision for doubtful advances	23	-	-	23	(19)	-	4
Total	1,196	200	-	1,396	62	1	1,459

Disclosure of detailed information about unrecognized deferred tax assets liabilities [text block]	Unrecognized deferred tax assets / (liabilities)
	As of March 31, 2026	As of March 31, 2025
Unrecognized tax losses	2,564	1,228
	2,564	1,228

Disclosure of income tax

Tax expense recognized in profit or loss

	March 31, 2026	March 31, 2025	March 31, 2024
Current tax expense / (benefit)
Current period	487	699	515

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(62)	(200)	(332)

Total tax expense / (benefit)	425	499	183

Disclosure of Effective Income Tax provision Reconciliation [text block]

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:

	Year ended	Year ended	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
Profit/(Loss) before income taxes	(941)	(286)	352
Enacted tax rates in India	25.17%	25.17%	25.17%
Computed expected tax expense / (benefit)	(237)	(72)	89
Effect of:
Recognition of previously unrecognized deferred tax asset on temporary differences	-	-	(2)
Difference on account differential tax rates in different jurisdictions	9	49	(23)
Effect of unrecognized business loss including reversal of previously recognized DTA on business loss	438	383	157
Expenses/income not taxable
Effect of expenses that are not deductible in determining taxable profit	99	33	27
Utilization of previously unrecognized temporary differences	85	58	-
Permanent difference on account of coupon charges on CCDs	(36)	(39)	(30)
Others	67	87	(35)
	425	499	183